Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2017
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 16 -TRANSACTIONS AND BALANCES WITH RELATED PARTIES

“Related Parties” – As defined in IAS 24 – ‘Related Party Disclosures” (hereinafter- “IAS 24”)

Key management personnel of the Company - included together with other entities, in the said definition of “Related Parties” mentioned in IAS 24, include some members of senior management.

a.	Transactions with related parties:

1):

	Year ended on December 31,
	2017	2016	2015
	USD in thousands
Preparation of patents		18	114
Benefits to related parties:
Payroll and related expenses to related parties employed by the Company* (2017: 1 recipients, 2016 and 2015: 3 recipients)	478	377	716
Compensation to directors not employed by the Company (2017: 3 recipients, 2016: 4 recipients, 2015: 3 recipients)	71	52	58
Compensation to a director employed by the Company		14	13
Directors’ and Officers’ insurance	71	61	48

*	Includes granted options benefit aggregated to USD 11 thousand, USD 20 thousand and USD 71 thousand for the years ended December 31, 2017, 2016 and 2015, respectively. As for the method used to determine the said value and the assumptions used in calculation thereof, see Note 13 C.

2)	Compensation to key management personnel

The compensation to key management personnel for employment services they provide to the Company is as follows:

	Year ended on December 31,
	2017	2016	2015
	USD in thousands
For employment services:
Payroll and other short-term benefits	**467	330	*456
Share based payments	11	19	62
	478	349	518

*Including provision for bonus of approximately USD 86 thousand.

**Including provision for bonus of approximately USD 56 thousand.

3)	Indemnification, exemption and insurance for directors and officers of the Company

a.	The Company provides its directors and officers with an obligation for indemnification and exemption.

b.	The Company has a directors and officers’ liability insurance policy covering all Company’s directors and officers. We currently have directors’ and officers’ liability insurance providing total coverage of $12 million for the benefit of all of our directors and officers, in respect of which we are charged a twelve-month premium of $80 thousand, and which includes a deductible of up to $50,000 per claim, other than securities related claims filed in the U.S. or Canada, for which the deductible shall not exceed $350,000.

b.	Balances with related parties:

	December 31,
	2017	2016
	USD in thousands
Current liabilities, presented in the balance sheets among “accounts payable and accruals”:
Directors fee	16	4
Provision for bonus	56	86
	72	90

c.	As to options granted to related parties, see Note 13 C.